                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Enterprise Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Growth Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN ENTERPRISE FUND        RUSSELL 1000(R) GROWTH INDEX
                                                                 --------------------------        ----------------------------
12/97                                                                       9426                              10000
                                                                            9416                              10299
                                                                           10271                              11074
                                                                           10838                              11515
                                                                           10980                              11675
                                                                           10570                              11343
                                                                           11007                              12038
                                                                           10734                              11958
                                                                            8816                              10164
                                                                            9346                              10944
                                                                            9941                              11824
                                                                           10532                              12723
                                                                           11647                              13871
                                                                           12138                              14685
                                                                           11636                              14014
                                                                           12133                              14752
                                                                           12311                              14771
                                                                           11910                              14317
                                                                           12448                              15320
                                                                           12093                              14833
                                                                           12013                              15076
                                                                           11898                              14759
                                                                           12603                              15874
                                                                           13234                              16730
12/99                                                                      14730                              18470
                                                                           14246                              17604
                                                                           15519                              18465
                                                                           16465                              19786
                                                                           15495                              18844
                                                                           14704                              17896
                                                                           15700                              19252
                                                                           15278                              18449
                                                                           16531                              20120
                                                                           15172                              18216
                                                                           14354                              17355
                                                                           12395                              14796
                                                                           12524                              14328
                                                                           12457                              15318
                                                                           10817                              12718
                                                                            9837                              11334
                                                                           10651                              12767
                                                                           10636                              12579
                                                                           10414                              12288
                                                                           10125                              11981
                                                                            9504                              11001
                                                                            8601                               9903
                                                                            9000                              10422
                                                                            9800                              11423
12/01                                                                       9925                              11402
                                                                            9703                              11200
                                                                            9148                              10736
                                                                            9511                              11107
                                                                            8956                              10201
                                                                            8882                               9954
                                                                            8053                               9033
                                                                            7483                               8536
                                                                            7520                               8562
                                                                            6698                               7674
                                                                            7165                               8378
                                                                            7476                               8833
                                                                            6987                               8223
                                                                            6839                               8023
                                                                            6735                               7986
                                                                            6861                               8135
                                                                            7335                               8736
                                                                            7683                               9172
                                                                            7735                               9299
                                                                            7883                               9530
                                                                            8082                               9767
                                                                            7897                               9663
                                                                            8430                              10205
                                                                            8549                              10312
12/03                                                                       8778                              10669
                                                                            8867                              10887
                                                                            8904                              10956
                                                                            8763                              10752
                                                                            8453                              10628
                                                                            8623                              10826
                                                                            8771                              10961
                                                                            8216                              10341
                                                                            8193                              10290
                                                                            8312                              10388
                                                                            8423                              10550
                                                                            8749                              10913
                                                                            9089                              11341
                                                                            8837                              10963
                                                                            8889                              11079
                                                                            8830                              10877
                                                                            8697                              10670
                                                                            9096                              11187
                                                                            9119                              11145
                                                                            9489                              11690
                                                                            9281                              11540
                                                                            9415                              11593
                                                                            9289                              11480
                                                                            9711                              11975
12/05                                                                       9770                              11938
                                                                           10081                              12147
                                                                            9992                              12128
                                                                           10184                              12307
                                                                           10184                              12290
                                                                            9652                              11874
                                                                            9629                              11827
                                                                            9296                              11602
                                                                            9652                              11964
                                                                            9948                              12292
                                                                           10162                              12725
                                                                           10340                              12977
                                                                           10406                              13021
                                                                           10695                              13356
                                                                           10518                              13105
                                                                           10703                              13176
                                                                           11176                              13796
                                                                           11672                              14292
                                                                           11450                              14079
                                                                           11206                              13861
                                                                           11398                              14082
                                                                           12050                              14671
                                                                           12368                              15171
                                                                           11805                              14612
12/07                                                                      11677                              14559

                              A SHARES             B SHARES             C SHARES          I SHARES
                            since 1/7/54        since 12/20/91       since 7/20/93      since 8/12/05
-----------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     5.75%                5.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception           11.34%     11.22%     7.66%     7.66%      6.81%      6.81%       9.88%

10-year                    2.16       1.56      1.54      1.54       1.40       1.40          --

5-year                    10.82       9.50     10.00      9.79       9.97       9.97          --

1-year                    12.21       5.74     11.40      6.40      11.34      10.34       12.51
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflects the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book a ratios and higher forecasted growth values. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Stock price volatility was much more pronounced in 2007 than it had been over the past several years, largely driven by investor uncertainty as to the short and long term impacts of the subprime mortgage market's troubles on the broader economy. In the first quarter, investors took notice of disturbing signs in the subprime market, which briefly fueled stock price turbulence in March. Yet, corporate profits stayed positive and economic data was generally favorable, contributing to the belief that the effect of the subprime event would be contained.

However, by the third quarter, subprime troubles spilled into the credit market and the broader economy. A tightening in credit standards, mortgage lender bankruptcies and hedge fund implosions were followed by multi-billion dollar losses reported at several large financial institutions in the fourth quarter. At the same time, a cross current of unfavorable data buffeted the market, indicating a languishing housing market, declining consumer spending, rising oil prices and negative year-over-year corporate profit growth.

A series of reductions to both the discount rate and the target federal funds rate from the Federal Reserve (the "Fed") helped financial markets regain their footing at several points in the third and fourth quarters. In fact, the S&P 500(R) Index reached a record high early in the fourth quarter. However, skepticism quickly returned as investors worried that the Fed's ability to steer the economy away from recession would be limited by potentially rising inflation in the future. Fourth quarter corporate earnings expectations were dismal, with only the largest multi-national companies expected to generate growth through their exposure to international markets.

In this environment, large-cap growth stocks (in which the Fund primarily invests) performed well, outperforming the broad market average during the period. Amplified concerns about the health of the economy led investors to seek stocks they believed would be well positioned to withstand a market downturn. Large-cap growth stocks generally benefited because of their underlying companies' established positions, large size and perceived ability to generate earnings growth without the tailwind of a strongly expanding economy.

PERFORMANCE ANALYSIS

Classes A and I shares of Van Kampen Enterprise Fund outperformed and classes B and C shares underperformed the Russell 1000(R) Growth Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

-----------------------------------------------------------------
                                                 RUSSELL
                                                 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   GROWTH INDEX

      12.21%     11.40%   11.34%    12.51%       11.81%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the Russell 1000 Growth Index, the Fund benefited from exposure to the consumer discretionary sector. Although on a total return basis the Fund's investments in the sector had a negative return in aggregate, the Index's consumer discretionary sector posted an even greater decline for the period. Within the sector, the Fund's performance was bolstered by strong gains from holdings in a video game retailer and a fast food chain. The industrials sector also contributed positively to relative performance, primarily driven by holdings in heavy equipment manufacturers and auto components makers. Finally, the materials sector added to relative returns through the Fund's overweight position in metals and mining stocks. A favorable backdrop, including a weak U.S. dollar, rising commodity prices for metals and industry consolidation, fueled metals and mining stocks advance during the period.

The Fund's only major detractor on a sector basis during the period was in the financials sector. Relative to the Russell 1000 Growth Index, the Fund held a larger position in companies with capital markets and/or mortgage securities exposure. A number of these stocks fell considerably during the period, due to a combination of company-specific problems and declining investor confidence for financial stocks in general.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 12/31/07
Apple, Inc.                                                       4.0%
CVS Caremark Corp.                                                3.0
Gilead Sciences, Inc.                                             2.4
IBM Corp.                                                         1.7
Goldman Sachs Group, Inc.                                         1.7
Hewlett-Packard Co.                                               1.6
Monsanto Co.                                                      1.5
Celgene Corp.                                                     1.5
UnitedHealth Group, Inc.                                          1.4
Corning, Inc.                                                     1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
Computer Hardware                                                 7.5%
Aerospace & Defense                                               6.2
Communications Equipment                                          5.6
Biotechnology                                                     5.3
Pharmaceuticals                                                   3.4
Managed Health Care                                               3.3
Semiconductors                                                    3.1
Investment Banking & Brokerage                                    3.0
Drug Retail                                                       2.9
Systems Software                                                  2.8
Internet Software & Services                                      2.8
Health Care Services                                              2.7
Construction & Farm Machinery & Heavy Trucks                      2.4
Diversified Metals & Mining                                       2.4
Integrated Oil & Gas                                              2.2
Soft Drinks                                                       1.9
Computer Storage & Peripherals                                    1.8
Restaurants                                                       1.7
Fertilizers & Agricultural Chemicals                              1.5
Agricultural Products                                             1.5
Railroads                                                         1.5
Household Products                                                1.5
Oil & Gas Equipment & Services                                    1.5
Application Software                                              1.4
Tobacco                                                           1.4
Electronic Equipment Manufacturers                                1.4
Specialized Finance                                               1.3
Other Diversified Financial Services                              1.3
Thrifts & Mortgage Finance                                        1.3
IT Consulting & Other Services                                    1.2
Apparel Retail                                                    1.2
Health Care Equipment                                             1.2
Oil & Gas Drilling                                                1.2
Oil & Gas Refining & Marketing                                    1.1
Data Processing & Outsourced Services                             1.1
Semiconductor Equipment                                           1.1
Footwear                                                          1.1
Computer & Electronics Retail                                     0.9
Broadcasting & Cable TV                                           0.9
Auto Parts & Equipment                                            0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
                                       (continued from previous page)
Property & Casualty Insurance                                     0.8
Movies & Entertainment                                            0.8
Home Furnishings                                                  0.7
Consumer Finance                                                  0.6
Steel                                                             0.6
Casinos & Gaming                                                  0.6
Asset Management & Custody Banks                                  0.5
Oil & Gas Storage & Transportation                                0.5
Environmental & Facilities Services                               0.5
Internet Retail                                                   0.5
Consumer Electronics                                              0.5
Specialty Stores                                                  0.4
Airlines                                                          0.4
Personal Products                                                 0.3
Health Care Distributors                                          0.3
Wireless Telecommunication Services                               0.3
Homebuilding                                                      0.2
Trucking                                                          0.2
Human Resource & Employment Services                              0.2
Air Freight & Logistics                                           0.2
Home Entertainment Software                                       0.2
Electronic Manufacturing Services                                 0.2
Department Stores                                                 0.2
                                                                -----
Total Long-Term Investments                                      98.1
Total Repurchase Agreements                                       1.6
                                                                -----
Total Investments                                                99.7
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING         EXPENSES PAID
                                                     ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                     -------------------------------------------------
                                                        7/1/07          12/31/07       7/1/07-12/31/07
Class A
 Actual............................................    $1,000.00        $1,019.82           $5.14
 Hypothetical......................................     1,000.00         1,020.10            5.14
 (5% annual return before expenses)
Class B
 Actual............................................     1,000.00         1,016.50            9.05
 Hypothetical......................................     1,000.00         1,016.25            9.05
 (5% annual return before expenses)
Class C
 Actual............................................     1,000.00         1,016.31            9.05
 Hypothetical......................................     1,000.00         1,016.24            9.05
 (5% annual return before expenses)
Class I
 Actual............................................     1,000.00         1,021.47            3.92
 Hypothetical......................................     1,000.00         1,021.32            3.92
 (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.78%, 1.78% and 0.77% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS  98.1%
AEROSPACE & DEFENSE  6.2%
BE Aerospace, Inc. (a)......................................          48,627         $    2,572,368
General Dynamics Corp. .....................................          87,263              7,765,535
Goodrich Corp. .............................................         160,584             11,338,836
Honeywell International, Inc. ..............................         198,833             12,242,148
L-3 Communications Holdings, Inc. ..........................          63,613              6,739,161
Northrop Grumman Corp. .....................................         117,034              9,203,554
Precision Castparts Corp. ..................................          88,729             12,306,712
Rockwell Collins, Inc. .....................................          60,377              4,345,333
United Technologies Corp. ..................................         189,563             14,509,152
                                                                                     ---------------
                                                                                         81,022,799
                                                                                     ---------------
AGRICULTURAL PRODUCTS  1.5%
Archer-Daniels-Midland Co. .................................         159,349              7,398,574
Bunge, Ltd. (Bermuda).......................................         108,819             12,667,620
                                                                                     ---------------
                                                                                         20,066,194
                                                                                     ---------------
AIR FREIGHT & LOGISTICS  0.2%
UTi Worldwide, Inc. (British Virgin Islands)................         128,419              2,517,012
                                                                                     ---------------

AIRLINES  0.4%
AMR Corp. (a)...............................................         162,459              2,279,300
Continental Airlines, Inc., Class B (a).....................         106,512              2,369,892
                                                                                     ---------------
                                                                                          4,649,192
                                                                                     ---------------
APPAREL RETAIL  1.2%
Chico's FAS, Inc. (a).......................................         254,233              2,295,724
Coldwater Creek, Inc. (a)...................................         388,040              2,595,988
Guess?, Inc. ...............................................          62,032              2,350,392
The Men's Wearhouse, Inc. ..................................         201,448              5,435,067
Urban Outfitters, Inc. (a)..................................          95,458              2,602,185
                                                                                     ---------------
                                                                                         15,279,356
                                                                                     ---------------
APPLICATION SOFTWARE  1.4%
ANSYS, Inc. (a).............................................         138,631              5,747,641
BEA Systems, Inc. (a).......................................         290,700              4,587,246
Citrix Systems, Inc. (a)....................................         136,909              5,203,911
Salesforce.com, Inc. (a)....................................          41,765              2,618,248
                                                                                     ---------------
                                                                                         18,157,046
                                                                                     ---------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Franklin Resources, Inc. ...................................          59,115              6,764,529
                                                                                     ---------------

AUTO PARTS & EQUIPMENT  0.8%
Autoliv, Inc. ..............................................          87,069              4,589,407
BorgWarner, Inc. ...........................................         115,200              5,576,832
                                                                                     ---------------
                                                                                         10,166,239
                                                                                     ---------------
BIOTECHNOLOGY  5.3%
Amgen, Inc. (a).............................................          44,815              2,081,209
Biogen Idec, Inc. (a).......................................         113,870              6,481,480
Celgene Corp. (a)...........................................         423,542             19,571,876

 10                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
Genentech, Inc. (a).........................................         115,460         $    7,743,902
Gilead Sciences, Inc. (a)...................................         675,210             31,066,412
PDL BioPharma, Inc. (a).....................................         147,977              2,592,557
                                                                                     ---------------
                                                                                         69,537,436
                                                                                     ---------------
BROADCASTING & CABLE TV  0.9%
Comcast Corp., Class A (a)..................................         139,201              2,541,810
DIRECTV Group, Inc. (a).....................................         213,034              4,925,346
EchoStar Communications Corp., Class A (a)..................         110,984              4,186,317
                                                                                     ---------------
                                                                                         11,653,473
                                                                                     ---------------
CASINOS & GAMING  0.6%
Las Vegas Sands Corp. (a)...................................          22,431              2,311,515
Scientific Games Corp., Class A (a).........................          77,849              2,588,479
Wynn Resorts, Ltd. .........................................          26,249              2,943,300
                                                                                     ---------------
                                                                                          7,843,294
                                                                                     ---------------
COMMUNICATIONS EQUIPMENT  5.6%
ADC Telecommunications, Inc. (a)............................         252,197              3,921,663
Ciena Corp. (a).............................................         118,098              4,028,323
Cisco Systems, Inc. (a).....................................         501,600             13,578,312
Corning, Inc. ..............................................         772,653             18,535,945
Harris Corp. ...............................................         112,347              7,041,910
QUALCOMM, Inc. .............................................         269,270             10,595,775
Research In Motion, Ltd. (Canada) (a).......................         135,767             15,395,978
                                                                                     ---------------
                                                                                         73,097,906
                                                                                     ---------------
COMPUTER & ELECTRONICS RETAIL  0.9%
Circuit City Stores, Inc. ..................................         376,953              1,583,203
GameStop Corp., Class A (a).................................         162,710             10,105,918
                                                                                     ---------------
                                                                                         11,689,121
                                                                                     ---------------
COMPUTER HARDWARE  7.5%
Apple, Inc. (a).............................................         264,477             52,387,604
Diebold, Inc. ..............................................          81,019              2,347,931
Hewlett-Packard Co. ........................................         414,430             20,920,426
IBM Corp. ..................................................         206,371             22,308,705
                                                                                     ---------------
                                                                                         97,964,666
                                                                                     ---------------
COMPUTER STORAGE & PERIPHERALS  1.8%
EMC Corp. (a)...............................................         572,326             10,605,201
Network Appliance, Inc. (a).................................         100,672              2,512,773
QLogic Corp. (a)............................................         178,288              2,531,690
Seagate Technology (Cayman Islands).........................         292,221              7,451,635
                                                                                     ---------------
                                                                                         23,101,299
                                                                                     ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.4%
Cummins, Inc. ..............................................          52,762              6,720,296
Deere & Co. ................................................         122,170             11,376,470
Manitowoc Co., Inc. ........................................         156,560              7,644,825
Terex Corp. (a).............................................          87,612              5,744,719
                                                                                     ---------------
                                                                                         31,486,310
                                                                                     ---------------

See Notes to Financial Statements                                             11

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS  0.5%
Garmin, Ltd. (Cayman Islands)...............................          61,305         $    5,946,585
                                                                                     ---------------

CONSUMER FINANCE  0.6%
AmeriCredit Corp. (a).......................................         230,823              2,952,226
First Marblehead Corp. .....................................         337,562              5,164,699
                                                                                     ---------------
                                                                                          8,116,925
                                                                                     ---------------
DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Alliance Data Systems Corp. (a).............................          83,817              6,285,437
Global Payments, Inc. ......................................         178,279              8,293,539
                                                                                     ---------------
                                                                                         14,578,976
                                                                                     ---------------
DEPARTMENT STORES  0.2%
Nordstrom, Inc. ............................................          55,348              2,032,932
                                                                                     ---------------

DIVERSIFIED METALS & MINING  2.4%
Companhia Vale do Rio Doce--ADR (Brazil)....................         413,836             13,520,022
Freeport-McMoRan Copper & Gold, Inc. .......................          84,687              8,675,337
Southern Copper Corp. ......................................          88,101              9,262,058
                                                                                     ---------------
                                                                                         31,457,417
                                                                                     ---------------
DRUG RETAIL  2.9%
CVS Caremark Corp. .........................................         966,837             38,431,771
                                                                                     ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.4%
Amphenol Corp., Class A.....................................         188,751              8,752,384
National Instruments Corp. .................................         266,854              8,894,244
                                                                                     ---------------
                                                                                         17,646,628
                                                                                     ---------------
ELECTRONIC MANUFACTURING SERVICES  0.2%
Jabil Circuit, Inc. ........................................         139,186              2,125,370
                                                                                     ---------------

ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Waste Management, Inc. .....................................         198,621              6,488,948
                                                                                     ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.5%
Monsanto Co. ...............................................         179,742             20,075,384
                                                                                     ---------------

FOOTWEAR  1.1%
Crocs, Inc. (a).............................................          62,310              2,293,631
NIKE, Inc., Class B.........................................         185,373             11,908,362
                                                                                     ---------------
                                                                                         14,201,993
                                                                                     ---------------
HEALTH CARE DISTRIBUTORS  0.3%
McKesson Corp. .............................................          68,777              4,505,581
                                                                                     ---------------

HEALTH CARE EQUIPMENT  1.2%
Hologic, Inc. (a)...........................................          37,192              2,552,859
Intuitive Surgical, Inc. (a)................................           7,999              2,595,676
Stryker Corp. ..............................................         135,242             10,105,282
                                                                                     ---------------
                                                                                         15,253,817
                                                                                     ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES  2.7%
Cerner Corp. (a)............................................          44,039         $    2,483,800
Express Scripts, Inc. (a)...................................         217,273             15,860,929
HLTH Corp. (a)..............................................         192,087              2,573,966
Medco Health Solutions, Inc. (a)............................         118,372             12,002,921
Omnicare, Inc. .............................................         107,956              2,462,476
                                                                                     ---------------
                                                                                         35,384,092
                                                                                     ---------------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)...................................          42,960              2,509,294
                                                                                     ---------------

HOME FURNISHINGS  0.7%
Tempur-Pedic International, Inc. ...........................         344,196              8,938,770
                                                                                     ---------------

HOMEBUILDING  0.2%
Centex Corp. ...............................................         103,498              2,614,359
                                                                                     ---------------

HOUSEHOLD PRODUCTS  1.5%
Colgate-Palmolive Co. ......................................         131,514             10,252,831
Procter & Gamble Co. .......................................         123,300              9,052,686
                                                                                     ---------------
                                                                                         19,305,517
                                                                                     ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.2%
Monster Worldwide, Inc. (a).................................          78,704              2,550,010
                                                                                     ---------------

INTEGRATED OIL & GAS  2.2%
ConocoPhillips..............................................         194,922             17,211,613
Exxon Mobil Corp. ..........................................         116,193             10,886,122
                                                                                     ---------------
                                                                                         28,097,735
                                                                                     ---------------
INTERNET RETAIL  0.5%
Amazon.com, Inc. (a)........................................          28,178              2,610,410
Expedia, Inc. (a)...........................................          42,842              1,354,664
NutriSystem, Inc. (a).......................................          92,058              2,483,725
                                                                                     ---------------
                                                                                          6,448,799
                                                                                     ---------------
INTERNET SOFTWARE & SERVICES  2.8%
Akamai Technologies, Inc. (a)...............................          71,662              2,479,505
eBay, Inc. (a)..............................................         450,632             14,956,476
Google, Inc., Class A (a)...................................          23,714             16,397,757
WebMD Health Corp., Class A (a).............................          63,173              2,594,515
                                                                                     ---------------
                                                                                         36,428,253
                                                                                     ---------------
INVESTMENT BANKING & BROKERAGE  3.0%
Bear Stearns Cos., Inc. ....................................          70,619              6,232,127
Goldman Sachs Group, Inc. ..................................         100,670             21,649,083
Merrill Lynch & Co., Inc. ..................................         206,187             11,068,118
                                                                                     ---------------
                                                                                         38,949,328
                                                                                     ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  1.2%
Accenture Ltd., Class A (Bermuda)...........................         280,468         $   10,105,262
Cognizant Technology Solutions Corp., Class A (a)...........          75,436              2,560,298
Infosys Technologies, Ltd.--ADR (India).....................          79,068              3,586,524
                                                                                     ---------------
                                                                                         16,252,084
                                                                                     ---------------
MANAGED HEALTH CARE  3.3%
Aetna, Inc. ................................................         206,458             11,918,820
Humana, Inc. (a)............................................         172,152             12,964,767
UnitedHealth Group, Inc. (b)................................         321,004             18,682,433
                                                                                     ---------------
                                                                                         43,566,020
                                                                                     ---------------
MOVIES & ENTERTAINMENT  0.8%
DreamWorks Animation SKG, Inc., Class A (a).................         192,659              4,920,511
Walt Disney Co. ............................................         153,258              4,947,168
                                                                                     ---------------
                                                                                          9,867,679
                                                                                     ---------------
OIL & GAS DRILLING  1.2%
ENSCO International, Inc. ..................................          44,627              2,660,662
Noble Corp. (Cayman Islands)................................         125,425              7,087,767
Pride International, Inc. (a)...............................          79,077              2,680,710
Transocean, Inc. (Cayman Islands) (a).......................          18,611              2,664,164
                                                                                     ---------------
                                                                                         15,093,303
                                                                                     ---------------
OIL & GAS EQUIPMENT & SERVICES  1.5%
BJ Services Co. ............................................         107,631              2,611,128
Grant Prideco, Inc. (a).....................................         115,070              6,387,536
Helix Energy Solutions Group, Inc. (a)......................          61,879              2,567,978
National-Oilwell Varco, Inc. (a)............................          36,078              2,650,290
Superior Energy Services, Inc. (a)..........................          74,406              2,561,055
TETRA Technologies, Inc. (a)................................         149,656              2,330,144
                                                                                     ---------------
                                                                                         19,108,131
                                                                                     ---------------
OIL & GAS REFINING & MARKETING  1.1%
Valero Energy Corp. ........................................         208,705             14,615,611
                                                                                     ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Frontline, Ltd. (Bermuda)...................................         139,192              6,681,216
                                                                                     ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.3%
Bank of America Corp. ......................................         277,716             11,458,562
Citigroup, Inc. ............................................         196,951              5,798,238
                                                                                     ---------------
                                                                                         17,256,800
                                                                                     ---------------
PERSONAL PRODUCTS  0.3%
Bare Escentuals, Inc. (a)...................................         189,170              4,587,373
                                                                                     ---------------

PHARMACEUTICALS  3.4%
APP Pharmaceuticals, Inc. (a)...............................         243,373              2,499,441
Johnson & Johnson...........................................          66,351              4,425,612
Merck & Co., Inc. ..........................................         312,896             18,182,386
Schering-Plough Corp. ......................................         353,693              9,422,381

 14                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Sepracor, Inc. (a)..........................................         101,487         $    2,664,034
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........         153,838              7,150,390
                                                                                     ---------------
                                                                                         44,344,244
                                                                                     ---------------
PROPERTY & CASUALTY INSURANCE  0.8%
CNA Financial Corp. ........................................         295,155              9,952,627
                                                                                     ---------------

RAILROADS  1.5%
Burlington Northern Santa Fe Corp. .........................          48,727              4,055,548
CSX Corp. ..................................................         123,770              5,443,405
Union Pacific Corp. ........................................          83,434             10,480,979
                                                                                     ---------------
                                                                                         19,979,932
                                                                                     ---------------
RESTAURANTS  1.7%
McDonald's Corp. ...........................................         286,376             16,870,410
Panera Bread Co., Class A (a)...............................          71,498              2,561,059
Starbucks Corp. (a).........................................         125,462              2,568,207
                                                                                     ---------------
                                                                                         21,999,676
                                                                                     ---------------
SEMICONDUCTOR EQUIPMENT  1.1%
MEMC Electronic Materials, Inc. (a).........................         164,668             14,571,471
                                                                                     ---------------

SEMICONDUCTORS  3.1%
Cypress Semiconductor Corp. (a).............................          71,254              2,567,282
Integrated Device Technology, Inc. (a)......................         223,019              2,522,345
LSI Corp. (a)...............................................         464,211              2,464,960
NVIDIA Corp. (a)............................................         353,655             12,031,343
PMC--Sierra, Inc. (a).......................................       1,225,184              8,012,703
Texas Instruments, Inc. ....................................         403,432             13,474,629
                                                                                     ---------------
                                                                                         41,073,262
                                                                                     ---------------
SOFT DRINKS  1.9%
Coca-Cola Co. ..............................................         182,221             11,182,903
Hansen Natural Corp. (a)....................................         151,151              6,694,478
Pepsi Bottling Group, Inc. .................................         164,622              6,495,984
                                                                                     ---------------
                                                                                         24,373,365
                                                                                     ---------------
SPECIALIZED FINANCE  1.3%
CME Group, Inc. ............................................           7,641              5,241,726
Nasdaq Stock Market, Inc. (a)...............................         176,167              8,718,505
NYSE Euronext...............................................          39,520              3,468,670
                                                                                     ---------------
                                                                                         17,428,901
                                                                                     ---------------
SPECIALTY STORES  0.4%
Office Depot, Inc. (a)......................................         182,176              2,534,068
OfficeMax, Inc. ............................................         115,571              2,387,697
                                                                                     ---------------
                                                                                          4,921,765
                                                                                     ---------------
STEEL  0.6%
Steel Dynamics, Inc. .......................................         132,155              7,872,473
                                                                                     ---------------

See Notes to Financial Statements                                             15

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                                   NUMBER OF
DESCRIPTION                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  2.8%
McAfee, Inc. (a)............................................         176,697         $    6,626,137
Microsoft Corp. ............................................         420,111             14,955,952
Oracle Corp. (a)............................................         363,196              8,200,966
Red Hat, Inc. (a)...........................................         216,080              4,503,107
VMware, Inc., Class A (a)...................................          28,008              2,380,400
                                                                                     ---------------
                                                                                         36,666,562
                                                                                     ---------------
THRIFTS & MORTGAGE FINANCE  1.3%
Federal Home Loan Mortgage Corp. ...........................          76,378              2,602,198
Federal National Mortgage Association.......................          67,951              2,716,681
MGIC Investment Corp. ......................................         279,164              6,261,649
Radian Group, Inc. .........................................         450,914              5,266,675
                                                                                     ---------------
                                                                                         16,847,203
                                                                                     ---------------
TOBACCO  1.4%
Altria Group, Inc. .........................................         146,681             11,086,150
Loews Corp.--Carolina Group.................................          80,803              6,892,496
                                                                                     ---------------
                                                                                         17,978,646
                                                                                     ---------------
TRUCKING  0.2%
Avis Budget Group, Inc. (a).................................         196,607              2,555,891
                                                                                     ---------------

WIRELESS TELECOMMUNICATION SERVICES  0.3%
America Movil, SA de CV, Ser L--ADR (Mexico)................          66,777              4,099,440
                                                                                     ---------------
TOTAL LONG-TERM INVESTMENTS 98.1%
(Cost $1,053,743,681).............................................................    1,278,778,031
                                                                                     ---------------

REPURCHASE AGREEMENTS  1.6%
Banc of America Securities ($5,798,680 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.50%, dated 12/31/07, to
  be sold on 01/02/08 at $5,800,130)..............................................        5,798,680
Citigroup Global Markets, Inc. ($5,154,382 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to
  be sold on 01/02/08 at $5,155,556)..............................................        5,154,382
State Street Bank & Trust Co. ($9,634,938 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to
  be sold on 01/02/08 at $9,637,025)..............................................        9,634,938
                                                                                     ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $20,588,000)..............................................................       20,588,000
                                                                                     ---------------

TOTAL INVESTMENTS  99.7%
  (Cost $1,074,331,681)...........................................................    1,299,366,031
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.......................................        3,603,930
                                                                                     ---------------

NET ASSETS  100.0%................................................................   $1,302,969,961
                                                                                     ===============

 16                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                                             UNREALIZED
                                                                                            APPRECIATION/
                                                                               CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, March 2008 (Current Notional Value of $73,860 per
  contract)..................................................................     315         $(17,829)
                                                                                  ===         ========

See Notes to Financial Statements                                             17

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $1,074,331,681).....................  $1,299,366,031
Cash........................................................             695
Receivables:
  Fund Shares Sold..........................................       6,182,102
  Dividends.................................................         763,561
  Interest..................................................           2,356
Other.......................................................         282,684
                                                              --------------
    Total Assets............................................   1,306,597,429
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,031,801
  Distributor and Affiliates................................         969,181
  Investment Advisory Fee...................................         544,484
Accrued Expenses............................................         571,088
Trustees' Deferred Compensation and Retirement Plans........         380,189
Variation Margin on Futures.................................         130,725
                                                              --------------
    Total Liabilities.......................................       3,627,468
                                                              --------------
NET ASSETS..................................................  $1,302,969,961
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,601,633,306
Net Unrealized Appreciation.................................     225,016,521
Accumulated Net Investment Income...........................        (238,798)
Accumulated Net Realized Loss...............................    (523,441,068)
                                                              --------------
NET ASSETS..................................................  $1,302,969,961
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,068,473,295 and 67,828,698 shares of
    beneficial interest issued and outstanding).............  $        15.75
    Maximum sales charge (5.75%* of offering price).........            0.96
                                                              --------------
    Maximum offering price to public........................  $        16.71
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $156,708,307 and 11,061,662 shares of
    beneficial interest issued and outstanding).............  $        14.17
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,899,750 and 1,388,667 shares of
    beneficial interest issued and outstanding).............  $        14.33
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $57,888,609 and 3,663,226 shares of
    beneficial interest issued and outstanding).............  $        15.80
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $25,575).....  $ 16,708,894
Interest....................................................       861,208
                                                              ------------
    Total Income............................................    17,570,102
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,529,056
Distribution (12b-1) and Service Fees
    Class A.................................................     2,655,716
    Class B.................................................     1,856,210
    Class C.................................................       206,775
Transfer Agent Fees.........................................     3,490,003
Reports to Shareholders.....................................       301,627
Accounting and Administrative Expenses......................       194,251
Professional Fees...........................................        89,688
Custody.....................................................        63,285
Trustees' Fees and Related Expenses.........................        56,849
Registration Fees...........................................        53,659
Other.......................................................        50,776
                                                              ------------
    Total Expenses..........................................    15,547,895
    Less Credits Earned on Cash Balances....................        44,923
                                                              ------------
    Net Expenses............................................    15,502,972
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,067,130
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 52,082,192
  Futures...................................................      (984,932)
                                                              ------------
Net Realized Gain...........................................    51,097,260
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   124,149,345
                                                              ------------
  End of the Period:
    Investments.............................................   225,034,350
    Futures.................................................       (17,829)
                                                              ------------
                                                               225,016,521
                                                              ------------
Net Unrealized Appreciation During the Period...............   100,867,176
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $151,964,436
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $154,031,566
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2007    DECEMBER 31, 2006
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss...........................   $    2,067,130       $   (3,401,340)
Net Realized Gain....................................       51,097,260          191,251,335
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      100,867,176         (104,560,769)
                                                        --------------       --------------
Change in Net Assets from Operations.................      154,031,566           83,289,226
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (1,826,593)                 -0-
  Class B Shares.....................................              -0-                  -0-
  Class C Shares.....................................              -0-                  -0-
  Class I Shares.....................................         (210,924)                 -0-
                                                        --------------       --------------
Total Distributions..................................       (2,037,517)                 -0-
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      151,994,049           83,289,226
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      117,611,578          117,622,090
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        1,823,269                  -0-
Cost of Shares Repurchased...........................     (305,635,623)        (330,697,411)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (186,200,776)        (213,075,321)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................      (34,206,727)        (129,786,095)
NET ASSETS:
Beginning of the Period..............................    1,337,176,688        1,466,962,783
                                                        --------------       --------------
End of the Period (Including accumulated net
  investment income of $(238,798) and $(341,511),
  respectively)......................................   $1,302,969,961       $1,337,176,688
                                                        ==============       ==============

 20                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS A SHARES                         --------------------------------------------------------
                                         2007        2006        2005        2004        2003
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  14.06    $  13.20    $  12.28    $  11.86    $   9.44
                                       --------    --------    --------    --------    --------
  Net Investment Income/Loss (a).....      0.04       (0.01)      (0.01)       0.02       (0.02)
  Net Realized and Unrealized Gain...      1.68        0.87        0.93        0.40        2.44
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      1.72        0.86        0.92        0.42        2.42
Less Distributions from Net
  Investment Income..................      0.03         -0-         -0-         -0-         -0-
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  15.75    $  14.06    $  13.20    $  12.28    $  11.86
                                       ========    ========    ========    ========    ========

Total Return (b).....................    12.21%       6.52%       7.49%       3.54%      25.64%
Net Assets at End of the Period (In
  millions)..........................  $1,068.5    $1,082.1    $1,152.3    $1,230.7    $1,296.5
Ratio of Expenses to Average Net
  Assets.............................     1.05%       1.09%       1.10%       1.11%       1.15%
Ratio of Net Investment Income/Loss
  to Average Net Assets..............     0.27%      (0.10%)     (0.10%)      0.18%      (0.16%)
Portfolio Turnover...................       52%        110%         42%        154%        140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS B SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $12.72    $12.03    $11.27    $10.97    $ 8.80
                                              ------    ------    ------    ------    ------
  Net Investment Loss (a)...................   (0.07)    (0.11)    (0.10)    (0.06)    (0.09)
  Net Realized and Unrealized Gain..........    1.52      0.80      0.86      0.36      2.26
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    1.45      0.69      0.76      0.30      2.17
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $14.17    $12.72    $12.03    $11.27    $10.97
                                              ======    ======    ======    ======    ======
Total Return (b)............................  11.40%     5.74%     6.74%     2.73%    24.66%
Net Assets at End of the Period (In
  millions).................................  $156.7    $208.3    $272.0    $387.0    $451.2
Ratio of Expenses to Average Net Assets.....   1.82%     1.86%     1.87%     1.88%     1.93%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (0.50%)   (0.88%)   (0.87%)   (0.60%)   (0.93%)
Portfolio Turnover..........................     52%      110%       42%      154%      140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $12.87    $12.18    $11.41    $11.11    $ 8.91
                                             ------    ------    ------    ------    ------
  Net Investment Loss (a)..................   (0.07)    (0.11)    (0.10)    (0.07)    (0.09)
  Net Realized and Unrealized Gain.........    1.53      0.80      0.87      0.37      2.29
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........    1.46      0.69      0.77      0.30      2.20
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $14.33    $12.87    $12.18    $11.41    $11.11
                                             ======    ======    ======    ======    ======

Total Return (b)...........................  11.34%     5.67%     6.75%     2.70%    24.69%
Net Assets at End of the Period (In
  millions)................................  $ 19.9    $ 21.1    $ 27.1    $ 35.4    $ 46.3
Ratio of Expenses to Average Net Assets....   1.82%     1.86%     1.87%     1.88%     1.93%
Ratio of Net Investment Loss to Average Net
  Assets...................................  (0.50%)   (0.88%)   (0.87%)   (0.61%)   (0.93%)
Portfolio Turnover.........................     52%      110%       42%      154%      140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED       AUGUST 12, 2005
                                                          DECEMBER 31,     (COMMENCEMENT OF
CLASS I SHARES                                          ----------------    OPERATIONS) TO
                                                         2007      2006    DECEMBER 31, 2005
                                                        ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..............  $14.10    $13.21        $12.67
                                                        ------    ------        ------
  Net Investment Income (a)...........................    0.08      0.02          0.01
  Net Realized and Unrealized Gain....................    1.68      0.87          0.53
                                                        ------    ------        ------
Total from Investment Operations......................    1.76      0.89          0.54
Less Distributions from Net Investment Income.........    0.06       -0-           -0-
                                                        ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD....................  $15.80    $14.10        $13.21
                                                        ======    ======        ======

Total Return (b)......................................  12.51%     6.74%         4.26%*
Net Assets at End of the Period (In millions).........  $ 57.9    $ 25.6        $ 15.7
Ratio of Expenses to Average Net Assets...............   0.80%     0.85%         0.81%
Ratio of Net Investment Income to Average Net
  Assets..............................................   0.53%     0.17%         0.22%
Portfolio Turnover....................................     52%      110%           42%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainly in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $51,023,324. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $523,431,020 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$ 51,832,077................................................    December 31, 2009
 457,676,977................................................    December 31, 2010
  13,921,966 ...............................................    December 31, 2011

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,074,359,560
                                                                ==============
Gross tax unrealized appreciation...........................    $  274,142,609
Gross tax unrealized depreciation...........................       (49,136,138)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  225,006,471
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                 2007          2006
Distributions paid from:
  Ordinary income...........................................  $2,037,517    $      -0-
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $2,037,517    $      -0-
                                                              ==========    ==========

    Permanent differences, primarily due to change in net operating loss from prior year, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

     ACCUMULATED          ACCUMULATED
NET INVESTMENT INCOME  NET REALIZED LOSS  CAPITAL
       $73,100              $16,926       $(90,026)

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $130,406

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and as a result of gains and losses recognized for tax purposes on open futures transactions at December 31, 2007.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $44,923 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................      0.50%
Next $1 billion.............................................      0.45%
Next $1 billion.............................................      0.40%
Over $3 billion.............................................      0.35%

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $24,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $74,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $2,755,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $256,130 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $110,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $170,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       DECEMBER 31, 2007               DECEMBER 31, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    4,312,963    $  66,299,231      5,731,498    $  76,778,937
  Class B.......................    1,088,542       14,893,448      1,975,282       23,311,400
  Class C.......................      169,499        2,389,370        162,929        2,012,407
  Class I.......................    2,222,662       34,029,529      1,167,864       15,519,346
                                  -----------    -------------    -----------    -------------
Total Sales.....................    7,793,666    $ 117,611,578      9,037,573    $ 117,622,090
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................      105,321    $   1,673,462            -0-    $         -0-
  Class B.......................          -0-              -0-            -0-              -0-
  Class C.......................          -0-              -0-            -0-              -0-
  Class I.......................        9,398          149,807            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....      114,719    $   1,823,269            -0-    $         -0-
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (13,546,351)   $(205,637,465)   (16,047,445)   $(214,829,670)
  Class B.......................   (6,403,548)     (88,191,955)    (8,209,143)     (99,784,440)
  Class C.......................     (423,420)      (5,872,514)      (742,670)      (9,128,396)
  Class I.......................     (384,467)      (5,933,689)      (537,437)      (6,954,905)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (20,757,786)   $(305,635,623)   (25,536,695)   $(330,697,411)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemption fees of approximately $3,600, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $685,129,800 and $864,718,716, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................        381
Futures Opened..............................................      3,334
Futures Closed..............................................     (3,400)
                                                                 ------
Outstanding at December 31, 2007............................        315
                                                                 ======

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,831,300 and $661,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN ENTERPRISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Enterprise Fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Enterprise Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Enterprise Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $2,037,517 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN ENTERPRISE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN ENTERPRISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN ENTERPRISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN ENTERPRISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN ENTERPRISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN ENTERPRISE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ENTERPRISE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN ENTERPRISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             12, 112, 212, 612
                                                                   ENTANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00635P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $59,900                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0         $  731,800(2)
   TAX FEES.............   $ 2,575(3)      $   59,185(4)
   ALL OTHER FEES.......   $     0         $  211,105(5)
TOTAL NON-AUDIT FEES....   $ 2,575         $1,002,090
TOTAL...................   $62,475         $1,002,090

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $58,200                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0         $  756,000(2)
   TAX FEES.............   $ 2,300(3)      $   79,422(4)
   ALL OTHER FEES.......   $     0         $  203,498(5)
TOTAL NON-AUDIT FEES....   $ 2,300         $1,038,920
TOTAL...................   $60,500         $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Enterprise Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008